Inventories (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventories [Abstract]
Inventory write-down	$ 670		$ 890	$ 16,107